Significant Accounting Policies (Details) - Schedule of accrued warranty account - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Accrued Warranty Account [Abstract]
Balance at beginning of the year	$ 20,758	$ 9,879	$ 8,930
Cost incurred	(3,220)	(5,850)
Expense recognized	7,511	16,729	949
Balance at end of year	$ 25,049	$ 20,758	$ 9,879